Financial Instruments (Details 4)		Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Brazil, Brazil Real
Foreign Currency Fair Value Hedge Derivative [Line Items]
Net exposure		$ 2,069,086	$ (376,103)
Foreign Exchange Contract [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value		(2,286,753)
Net exposure		$ 1,264,795
Exchange rate considered		5.238
Foreign Exchange Contract [Member] | Probable Scenario Minus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	$ (1,136,392)
Net exposure	[1]	$ 628,533
Exchange rate considered	[1]	2.635
Foreign Exchange Contract [Member] | Probable Scenario Minus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	$ (561,211)
Net exposure	[1]	$ 310,403
Exchange rate considered	[1]	3.9525
Foreign Exchange Contract [Member] | Probable Scenario [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	$ 13,970
Net exposure	[1]	$ (7,727)
Exchange rate considered	[1]	5.27
Foreign Exchange Contract [Member] | Probable Scenario Plus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	$ 589,151
Net exposure	[1]	$ (325,858)
Exchange rate considered	[1]	6.5875
Foreign Exchange Contract [Member] | Probable Scenario Plus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	$ 1,164,332
Net exposure	[1]	$ (643,988)
Exchange rate considered	[1]	7.905
Foreign Exchange Contract [Member] | Cash and Cash Equivalents [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value		$ 3,551,548
Foreign Exchange Contract [Member] | Cash and Cash Equivalents [Member] | Probable Scenario Minus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	1,764,925
Foreign Exchange Contract [Member] | Cash and Cash Equivalents [Member] | Probable Scenario Minus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	871,614
Foreign Exchange Contract [Member] | Cash and Cash Equivalents [Member] | Probable Scenario [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	(21,697)
Foreign Exchange Contract [Member] | Cash and Cash Equivalents [Member] | Probable Scenario Plus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	(915,009)
Foreign Exchange Contract [Member] | Cash and Cash Equivalents [Member] | Probable Scenario Plus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	(1,808,320)
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Cash and Cash Equivalents [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value		2,429,263
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Cash and Cash Equivalents [Member] | Probable Scenario Minus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	1,207,211
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Cash and Cash Equivalents [Member] | Probable Scenario Minus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	596,185
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Cash and Cash Equivalents [Member] | Probable Scenario [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	(14,841)
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Cash and Cash Equivalents [Member] | Probable Scenario Plus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	(625,867)
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Cash and Cash Equivalents [Member] | Probable Scenario Plus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value	[1]	(1,236,893)
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Liabilities [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value		(2,286,753)
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Liabilities [Member] | Probable Scenario Minus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	(1,136,392)
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Liabilities [Member] | Probable Scenario Minus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	(561,211)
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Liabilities [Member] | Probable Scenario [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	13,970
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Liabilities [Member] | Probable Scenario Plus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	589,151
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Liabilities [Member] | Probable Scenario Plus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Liability (Asset) at Fair Value	[1]	1,164,332
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Assets [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value		1,122,285
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Assets [Member] | Probable Scenario Minus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value		557,714
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Assets [Member] | Probable Scenario Minus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value		275,429
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Assets [Member] | Probable Scenario [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value		(6,856)
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Assets [Member] | Probable Scenario Plus25 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value		(289,142)
Foreign Exchange Contract [Member] | Brazil, Brazil Real | Other Assets [Member] | Probable Scenario Plus50 Percentage [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign Currency Fair Value Hedge Asset (Liability) at Fair Value		$ (571,427)

[1]	The positive and negative variations of 25% and 50% were applied on the rates in effect on June 30, 2022.